Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000028811
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	(5.42%)	6.10%	(0.66%)
C000028812
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	(2.39%)	6.35%	(0.93%)
C000028810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000028811
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.70%)	7.13%	(0.18%)
Without Sales Load [Member] | C000028812
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.44%)	6.35%	(0.93%)
Without Sales Load [Member] | C000028810
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.47%)	7.39%	0.06%
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	(1.18%)	6.96%	(0.08%)
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	(1.18%)	6.96%	(0.08%)
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	(1.18%)	6.96%	(0.08%)